Fair Value of Financial Instruments and Non-Financial Instruments (Q1) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value of Financial Instruments and Non-Financial Instruments
Impairment of long-lived assets		$ 3.5
Level 3 | Nonrecurring basis
Fair Value of Financial Instruments and Non-Financial Instruments
Impairment of long-lived assets	$ 2.6